Pension and Postretirement Benefit Plans (Detail 4) (USD $) In Millions	Dec. 31, 2010
Future Pension and Postretirement Benefit Payments
2011 Benefit Payments, Medicare Subsidy Receipts	$ 13
2012 Benefit Payments, Medicare Subsidy Receipts	14
United States Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2011 Benefit Payments	697
2012 Benefit Payments	716
2013 Benefit Payments	734
2014 Benefit Payments	754
2015 Benefit Payments	776
Following five years	4,208
International Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2011 Benefit Payments	194
2012 Benefit Payments	204
2013 Benefit Payments	214
2014 Benefit Payments	224
2015 Benefit Payments	238
Following five years	1,378
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2011 Benefit Payments	130
2012 Benefit Payments	133
2013 Benefit Payments	130
2014 Benefit Payments	139
2015 Benefit Payments	136
Following five years	$ 751